<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2011

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 2, 2012

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT CAPITAL GROUP           COM              043632108     4565    90000 SH       SOLE                    90000
BANK OF AMER CORP              COM              060505104      403    72500 SH       SOLE                    72500
CABELA'S INC - CL A            COM              126804301     1906    75000 SH       SOLE                    75000
CARMAX INC                     COM              143130102     2469    81000 SH       SOLE                    81000
COST PLUS INC CALIF            COM              221485105     3315   340000 SH       SOLE                   340000
DEXCOM INC COM                 COM              252131107     1583   170000 SH       SOLE                   170000
DIGIMARC CORP.                 COM              253807101     1447    60556 SH       SOLE                    60556
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1414    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     1536    37500 SH       SOLE                    37500
FOSSIL INC                     COM              349882100     1190    15000 SH       SOLE                    15000
GENTEX CORP                    COM              371901109     1627    55000 SH       SOLE                    55000
GNC HLDGS INC COM CL A         COM              36191G107     2316    80000 SH       SOLE                    80000
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108     1949    80000 SH       SOLE                    80000
HECKMANN CORP COM              COM              422680108     2128   320000 SH       SOLE                   320000
HEELYS INC                     COM              42279M107      740   400000 SH       SOLE                   400000
HERTZ GLOBAL HLDS              COM              42805T105     1758   150000 SH       SOLE                   150000
HMS HOLDINGS                   COM              40425J101     1439    45000 SH       SOLE                    45000
HORIZON TECHNOLOGY FIN COM     COM              44045A102     1387    85000 SH       SOLE                    85000
HOWSTUFFWORKS II               COM              40431N203      171    50017 SH       SOLE                    50017
INTERVAL LEISURE GROUP COM     COM              46113M108     3089   227000 SH       SOLE                   227000
INVENSENSE INC COM             COM              46123D205      349    35000 SH       SOLE                    35000
KIT DIGITAL INC COM NEW        COM              482470200     1859   220000 SH       SOLE                   220000
LIVEPERSON INC COM             COM              538146101     1067    85000 SH       SOLE                    85000
MAXYGEN                        COM              577776107     1970   350000 SH       SOLE                   350000
META FINL GROUP INC COM        COM              59100U108      333    20000 SH       SOLE                    20000
NGL ENERGY PARTNERS LP COM UNI COM              62913M107     1031    50000 SH       SOLE                    50000
O2MICRO INTERNATIONAL          COM              67107W100      798   200000 SH       SOLE                   200000
PENN NATL GAMING               COM              707569109     3046    80000 SH       SOLE                    80000
PNC FINANCIAL SVCS             COM              693475105     1442    25000 SH       SOLE                    25000
QUALCOMM                       COM              747525103     2188    40000 SH       SOLE                    40000
ROYCE VALUE TR INC COM         COM              780910105     1227   100000 SH       SOLE                   100000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1718    40000 SH       SOLE                    40000
SHUTTERFLY INC COM             COM              82568P304      546    24000 SH       SOLE                    24000
SKULLCANDY INC COM             COM              83083J104      376    30000 SH       SOLE                    30000
SOLAR CAP LTD COM              COM              83413U100     1988    90000 SH       SOLE                    90000
SOLAR SR CAP LTD COM           COM              83416M105      866    55000 SH       SOLE                    55000
STAPLES                        COM              855030102      694    50000 SH       SOLE                    50000
SWISHER HYGIENE INC            COM              870808102      374   100000 SH       SOLE                   100000
TEAVANA HLDGS INC COM          COM              87819P102      698    37150 SH       SOLE                    37150
TEXAS ROADHOUSE INC            COM              882681109     2086   140000 SH       SOLE                   140000
TREE COM INC COM               COM              894675107      736   131680 SH       SOLE                   131680
UNIVERSAL HEALTH SERVICES - CL COM              913903100      777    20000 SH       SOLE                    20000
VALUEVISION INTL INC-CL A      COM              92047K107      664   353200 SH       SOLE                   353200
WET SEAL CL A                  COM              961840105      880   270000 SH       SOLE                   270000
ZAGG INCORPORATED COM          COM              98884U108      141    20000 SH       SOLE                    20000